Income Taxes and Deferred Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	8.10%	8.50%
ObsEva Ireland Ltd [Member]
Disclosure of Income Tax [Abstract]
Current tax expense (income)	$ 0	$ 0
ObsEva USA Inc [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	27.30%	39.30%
Current tax expense (income)	$ (45,000)	$ 51,000
Deferred taxes	$ 0	0
Switzerland [Member]
Disclosure of Income Tax [Abstract]
Tax loss carryforward period	7 years
Current tax expense (income)	$ 0	0
Deferred taxes	$ 0	$ 0
Switzerland [Member] | Municipal and Cantonal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	22.60%
Switzerland [Member] | Federal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	8.50%